Income Taxes - Income Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal income tax rate	21.00%	21.00%	21.00%
Reconciling items:
Tax exempt interest	(2.50%)	0.60%	(1.30%)
Dividend received deduction	(2.10%)	0.50%	(0.30%)
Other	(0.80%)	(0.30%)	0.00%
Effective income tax rate	15.60%	21.80%	19.40%
Unrecognized tax benefits (less than)	$ 0	$ 0	$ 0